UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     SLS Management, LLC

Address:  140 West 57th Street, Suite 7B
          New York, New York 10019


13F File Number: 28-05389

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Steven Rohlfing
Title:  Chief Financial Officer
Phone:  (212) 537-3600


Signature, Place and Date of Signing:

/s/ Steven Rohlfing            New York, New York            May 15, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  35

Form 13F Information Table Value Total:   $1,031,030
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                           Name
--------------------                           ----

(1)  28-10548                                  SLS Offshore Fund, Ltd.

                                                    FORM 13F INFORMATION TABLE

                                                          March 31, 2006
COLUMN 1                     COLUMN 2        COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6        COLUMN 7      COLUMN 8

                             TITLE                        VALUE    SHRS OR SH/ PUT/  INVSTMNT DISCRTN   OTHER   VOTING AUTHORITY
NAME OF ISSEUR               OF CLASS         CUSIP      (x$1000)  PRN AMT PRN CALL SOLE      SHARED    MGRS  SOLE     SHARED   NONE
--------------               --------         -----      --------  ------- --- ---- ----      ------    ----  ----    ------    ----
AGILENT TECHNOLOGIES INC         COM          00846U101  26,458    704,600 SH         475,726   228,874 (1)    475,726   228,874
ALLIED WASTE INDS INC        COM PAR $.01 NEW 019589308  51,626  4,217,771 SH       2,458,574 1,759,197 (1)  2,458,574 1,759,197
ALLSTATE CORP                    COM          020002101  22,874    438,961 SH         294,691   144,270 (1)    294,691   144,270
AMERICAN STD CO INC              COM          029712106  48,663  1,135,396 SH         758,218   377,178 (1)    758,218   377,178
BALLY TECHNOLOGIES INC           COM          05874B107  21,575  1,269,845 SH         855,679   414,166 (1)    855,679   414,166
BANK NEW YORK INC                COM          064057102  54,560  1,513,872 SH         868,338   645,534 (1)    868,338   645,534
BOSTON SCIENTIFIC CORP           COM          101137107  20,410    885,483 SH         552,206   333,277 (1)    552,206   333,277
CERIDIAN CORP NEW                COM          156779100   6,341    249,149 SH         249,149         0 NONE   249,149         0
CIRCUIT CITY STORE INC           COM          172737108  30,755  1,256,329 SH         743,412   512,917 (1)    743,412   512,917
CISCO SYS INC                    COM          17275R102  34,129  1,574,943 SH       1,057,363   517,580 (1)  1,057,363   517,580
DIRECTV GROUP INC                COM          25459L106  18,810  1,146,922 SH         736,103   410,819 (1)    736,103   410,819
ECHOSTAR COMMUNICATIONS NEW     CL A          278762109  17,086    572,013 SH         366,966   205,047 (1)    366,966   205,047
FLEETWOOD ENTERPRISES INC        COM          339099103  40,475  3,623,560 SH       2,079,865 1,543,695 (1)  2,079,865 1,543,695
FREESCALE SEMICONDUCTOR INC     CL B          35687M206   9,714    349,808 SH         234,207   115,601 (1)    234,207   115,601
FREESCALE SEMICONDUCTOR INC     COM CLA       35687M107  35,391  1,272,591 SH         687,586   585,005 (1)    687,586   585,005
HANOVER INS GROUP INC            COM          410867105  31,397    598,942 SH         400,793   198,149 (1)    400,793   198,149
INTL PAPER CO                    COM          460146103  20,493    592,800 SH         399,955   192,845 (1)    399,955   192,845
LIMITED BRANDS INC               COM          532716107  26,265  1,073,812 SH         721,089   352,723 (1)    721,089   352,723
LOEWS CORP                       COM          540424108  46,202    456,537 SH         300,859   155,678 (1)    300,859   155,678
MCDONALDS CORP                   COM          580135101  33,669    979,892 SH         660,158   319,734 (1)    660,158   319,734
MEDIS TECHNOLOGIES LTD           COM          58500P107   7,127    305,469 SH         207,674    97,795 (1)    207,674    97,795
MOLSON COORS BREWING CO         CL B          60871R209  17,567    256,000 SH         172,060    83,940 (1)    172,060    83,940
OCCULOGIX INC                    COM          67461T107   1,563    453,032 SH         304,903   148,129 (1)    304,903   148,129
ORACLE CORP                      COM          68389X105  25,611  1,870,775 SH       1,261,077   609,698 (1)  1,261,077   609,698
PALL CORP                        COM          696429307  21,596    692,400 SH         466,663   225,737 (1)    466,663   225,737
READERS DIGEST ASSN INC          COM          755267101  28,510  1,932,860 SH       1,230,748   702,112 (1)  1,230,748   702,112
SCHWAB CHARLES CORP NEW          COM          808513105  29,444  1,710,865 SH       1,142,640   568,225 (1)  1,142,640   568,225
SEARS HLDGS CORP                 COM          812350106  37,401    283,703 SH         167,570   116,133 (1)    167,570   116,133
SOUTHERN UNCO NEW                COM          844030106   9,870    397,500 SH         266,800   130,700 (1)    266,800   130,700
SOVEREIGN BANCORP INC            COM          845905108  69,221  3,159,330 SH       1,895,220 1,264,110 (1)  1,895,220 1,264,110
ST JOE CO                        COM          790148100  29,786    474,000 SH         310,500   163,500 (1)    310,500   163,500
UNITED STATES STL CORP NEW       COM          912909108  46,893    772,786 SH         521,707   251,079 (1)    521,707   251,079
WASTE MGMT INC DEL               COM          94106L109  35,805  1,014,300 SH         641,390   372,910 (1)    641,390   372,910
WEYERHAEUSER CO                  COM          962166104  44,095    608,800 SH         356,929   251,871 (1)    356,929   251,871
WILLIAMS COS INC DEL             COM          969457100  29,648  1,386,067 SH         805,063   581,004 (1)    805,063   581,004


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